Income Tax - Summary of Calculation of Income Tax Expense Accrued (Parenthetical) (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Calculation of the income tax expense accrued [line items]
Reversal of tax loss carryforwards		$ (5,175)
Interest expenses related to cost deduction for hydrocarbon wells abandonment		$ (10,610)
YPF [member]
Calculation of the income tax expense accrued [line items]
Tax revaluation	$ (4,562)
YTEC [member]
Calculation of the income tax expense accrued [line items]
Tax revaluation	$ (42)